[GRAPHIC OMITTED OF INVESTORS CAPITAL FUNDS LOGO.]



                          INVESTORS CAPITAL TWENTY FUND
                 INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2001

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We would like to extend our appreciation to each of you. The Investors Capital Twenty Fund has performed well in light of adverse market conditions. The Internet and Technology Fund inevitably has felt the effects of recent woes in internet and technology stocks.

Many investors have been hurt in the stock market in recent months. Some have been hurt as a result of using margin; some by investing in initial public offerings; and some by relying on hot "stock tips." It is our view that it is extremely important to invest in companies with earnings. We also believe there is a significant benefit to utilizing a stop-loss strategy in an attempt to minimize downside risk.

We simultaneously employ both of these strategies. Our stop-loss philosophy eliminates the emotion of holding or selling a stock and puts us in position to better realize our clients' goal of long-term capital appreciation.

Once again, we thank you for your support.



Best regards,



Investors Capital Funds

SCHEDULE OF INVESTMENTS                               March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
INVESTORS CAPITAL TWENTY FUND

                                                                        MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 2A)
 --------                                                             ---------
               COMMON STOCK -- 102.8%
  13,000       American Express Company .........................      $536,900
  12,000       Carlisle Companies, Inc. .........................       391,440
  13,000       Carnival Corporation .............................       359,710
  18,000       Clorox Company (The) .............................       566,100
  23,000       Dollar General Corporation .......................       470,120
   5,000       Fastenal Company .................................       272,500
  14,000       Genuine Parts Company ............................       362,740
   7,500       Heinz (H.J.) Company .............................       301,500
   7,900       Hewlett-Packard Company ..........................       247,033
   6,000       Home Depot, Inc. (The) ...........................       258,600
   7,250       Honeywell International, Inc. ....................       295,800
   9,500       Interpublic Group of Companies, Inc. .............       326,325
   4,000       Marsh & McLennan Companies, Inc. .................       380,120
  10,000       New Jersey Resources Corporation .................       411,500
   7,500       Northern Trust Corporation .......................       468,750
  12,800       Pitney Bowes, Inc. ...............................       444,800
   6,000       Procter & Gamble Company .........................       375,600
  10,300       Schering-Plough Corporation ......................       376,259
   5,000       State Street Corporation .........................       467,000
  15,000       T. Rowe Price Group, Inc. ........................       469,688
   7,000       Wachovia Corporation .............................       421,750
                                                                     ----------
               Total Common Stock (Cost $8,475,194)                   8,204,235
                                                                     ----------
               TOTAL INVESTMENTS -- 102.8%
                (Cost $8,475,194*)                                    8,204,235
                                                                     ----------
               OTHER ASSETS AND LIABILITIES (NET) -- (2.8%)            (225,720)
                                                                     ----------
               NET ASSETS -- 100.0%                                  $7,978,515
                                                                     ==========
------------------------
* Aggregate cost for Federal tax purposes.


INDUSTRY DIVERSIFICATION
   ON MARCH 31, 2001, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                            % OF TOTAL                         % OF TOTAL
                      INVESTMENT IN SECURITIES          INVESTMENT IN SECURITIES
                      ------------------------      -------------------------------
   Financial Services         28.82%                Natural Gas Distribution       5.02%
   Consumer Products          11.48%                Insurance                      4.63%
   Retail                      8.88%                Pharmaceutical                 4.59%
   Office/Business Equipment   8.43%                Leisure, Sporting & Recreation 4.38%
   Diversified Operations      8.38%                Advertising Agency             3.98%
   Distribution/Wholesale      7.74%                Food-packaged                  3.67%
                                                                                 -------
   TOTAL INVESTMENTS                                                             100.00%
                                                                                 =======

             Please see accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                               March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND

                                                                        MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 2A)
 --------                                                             ---------
               COMMON STOCK -- 91.5%
     700       Activision, Inc.+ ................................     $ 17,019
     750       Advanced Energy Industries, Inc.+ ................       19,359
     800       Advanced Micro Devices, Inc.+ ....................       21,232
     300       Alliant Techsystems, Inc.+ .......................       26,565
     300       Ballard Power Systems, Inc.+ .....................       11,981
     550       Brooks Automation, Inc.+ .........................       21,862
     400       Capstone Turbine Corporation+ ....................       11,350
   1,500       Dell Computer Corporation+ .......................       38,531
   1,500       DRS Technologies, Inc.+ ..........................       23,610
   1,100       Garmin Ltd.+ .....................................       21,862
   1,200       IndyMac Bancorp, Inc.+ ...........................       34,488
     600       KLA-Tencor Corporation+ ..........................       23,625
   1,100       Lam Research Corporation+ ........................       26,125
   1,000       Metro One Telecommunications, Inc.+ ..............       32,750
     350       Micron Technology, Inc.+ .........................       14,536
     550       National Semiconductor Corporation+ ..............       14,713
     250       NVIDIA Corporation+ ..............................       16,230
     550       Semtech Corporation+ .............................       16,191
     400       Stericycle, Inc.+ ................................       17,850
   1,800       SymmetriCom, Inc. + ..............................       21,825
   1,700       Take-Two Interactive Software, Inc.+ .............       24,252
     700       THQ, Inc.+ .......................................       26,600
                                                                      --------
               Total Common Stock (Cost $494,688) ...............      482,556
                                                                      --------
               OTHER INVESTMENTS -- 5.2%
     700       Nasdaq-100 Index Tracking Stock+ .................       27,405
                                                                      --------
               Total Other Investments (Cost $32,207) ...........       27,405
                                                                      --------
               TOTAL INVESTMENTS -- 96.7%
                (Cost $526,895*) ................................      509,961
                                                                      --------
               OTHER ASSETS AND LIABILITIES (NET) -- 3.3% .......       17,421
                                                                      --------
               NET ASSETS -- 100.0% .............................     $527,382
                                                                      ========
------------------------
+ Non-Income producing security.
* Aggregate cost for Federal tax purposes.

INDUSTRY DIVERSIFICATION
   ON MARCH 31, 2001, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                               % OF TOTAL                          % OF TOTAL
                         INVESTMENT IN SECURITIES           INVESTMENT IN SECURITIES
                         ------------------------           ------------------------
   Electronic Components/                                  Funds                  5.37%
     Semi-conductors               26.01%                  Industrial Machinery/
   Computers, Networks & Software  20.87%                    Components           4.29%
   Telecommunications              10.70%                  Electronics            4.29%
   Aerospace/Defense                9.84%                  Hazardous Waste
   Financial Services               6.76%                    Disposal             3.50%
   Power                            6.02%                  Energy                 2.35%
                                                                                -------
   TOTAL INVESTMENTS                                                            100.00%
                                                                                =======

             Please see accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2001 (unaudited)

                                                     INVESTORS    INVESTORS CAPITAL
                                                      CAPITAL       INTERNET AND
                                                    TWENTY FUND    TECHNOLOGY FUND
                                                    ----------- ------------------

ASSETS:
  Investments at value (Cost $8,475,194 and
     $526,895, respectively) (Note 2) ............  $ 8,204,235       $  509,961
  Cash ...........................................       94,182               --
  Dividends and interest receivable ..............        6,013               98
  Receivable for investment securities sold ......    1,164,736           67,463
  Receivable for capital stock sold ..............       17,774               --
  Due from Advisor (Note 3) ......................           --           47,000
  Prepaid expenses and other assets ..............          465            5,500
                                                    -----------       ----------
  Total Assets ...................................    9,487,405          630,022
                                                    -----------       ----------
LIABILITIES:
  Payable for investment securities purchased ....    1,349,890           35,131
  Payable for capital stock redeemed .............       29,597               --
  Due to custodian ...............................           --            8,510
  Distribution fee payable (Note 5) ..............        4,744              344
  Accrued expenses ...............................      123,027           58,655
  Other liabilities ..............................        1,632               --
                                                    -----------       ----------
  Total Liabilities ..............................    1,508,890          102,640
                                                    ===========       ==========
  NET ASSETS .....................................  $ 7,978,515       $  527,382
                                                    ===========       ==========
NET ASSETS CONSIST OF:
  Par value (Note 1) .............................  $       795       $      172
  Paid-in capital (Note 1) .......................   11,178,428        1,925,878
  Undistributed net investment loss ..............     (185,277)         (22,013)
  Accumulated net realized loss on investments sold  (2,744,472)      (1,359,721)
  Unrealized depreciation on investments .........     (270,959)         (16,934)
                                                    -----------       ----------
  Total Net Assets ...............................   $7,978,515       $  527,382
                                                    ===========       ==========
NET ASSETS
  Class A ........................................  $ 7,054,143       $  480,171
  Class C ........................................      924,372           47,211
                                                    -----------       ----------
  Total ..........................................  $ 7,978,515       $  527,382
                                                    ===========       ==========
SHARES OUTSTANDING
  Class A ........................................      697,135          157,215
  Class C ........................................       98,044           15,229
                                                    -----------       ----------
  Total ..........................................      795,179          172,444
                                                    ===========       ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  Class A ........................................  $     10.12*      $     3.05**
                                                    ===========       ==========
  Class C ........................................  $      9.43       $     3.10
                                                    ===========       ==========

------------------------
*  Maximum  offering  price per share  ($10.12 \ 0.9425 = $10.74)
** Maximum offering price per share ($3.05 \ 0.9425 = $3.24)


             Please see accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended
March 31, 2001 (unaudited)

                                                     INVESTORS    INVESTORS CAPITAL
                                                      CAPITAL       INTERNET AND
                                                    TWENTY FUND    TECHNOLOGY FUND
                                                    ----------- ------------------

INVESTMENT INCOME:
     Interest income (Note 2B) ..................  $      4,402       $     3,090
     Dividend income (Note 2B) ..................        28,086               159
                                                   ------------       -----------
     Total Investment Income ....................        32,488             3,249
                                                   ------------       -----------

EXPENSES:
  Investment advisory fees (Note 3) .............        70,222             7,506
  Administration fees (Note 4) ..................        22,853            22,855
  Distribution fees (Note 5)
     Class A ....................................        10,312             1,133
     Class C ....................................         5,568               474
  Accounting fees ...............................        18,584            18,585
  Custodian fees ................................        10,046             7,032
  Legal and Audit fees ..........................         6,529             5,022
  Trustees' fees and expenses ...................         2,511               603
  Transfer agent fees ...........................        54,943            27,601
  Registration and filing fees ..................         6,195             4,292
  Other expenses ................................        10,002             2,318
                                                   ------------       -----------
  Total Gross Expenses ..........................       217,765            97,421
  Less: Expenses reimbursed .....................            --           (72,159)
                                                   ------------       -----------
  Net Expenses ..................................       217,765            25,262
                                                   ------------       -----------
NET INVESTMENT LOSS .............................      (185,277)          (22,013)
                                                   ------------       -----------
REALIZED AND UNREALIZED LOSS
     FROM INVESTMENTS (NOTE 2):
  Net realized loss on investments sold .........    (2,521,743)       (1,025,641)
  Unrealized depreciation on investments ........    (1,061,978)         (266,654)
                                                   ------------       -----------
  Net realized and unrealized loss on investments    (3,583,721)       (1,292,295)
                                                   ------------       -----------
NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................  $ (3,768,998)      $(1,314,308)
                                                   ============       ===========


             Please see accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 INVESTORS CAPITAL TWENTY FUND
                                                                                      ----------------------------------------------
                                                                                      FOR THE SIX MONTHS ENDED
                                                                                           MARCH 31, 2001       FOR THE PERIOD ENDED
                                                                                             (UNAUDITED)         SEPTEMBER 30, 2000*
                                                                                       -----------------------  --------------------
NET ASSETS, AT BEGINNING OF PERIOD ...........................................              $ 10,939,319            $      85,000
INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ........................................................                  (185,277)                (249,119)
  Net realized gain/(loss) on investments sold ...............................                (2,521,743)                 312,080
  Net change in unrealized appreciation/
     (depreciation) on investments ...........................................                (1,061,978)                 791,019
                                                                                            ------------            -------------
  Net increase/(decrease) in net assets
     resulting from operations ...............................................                (3,768,998)                 853,980
                                                                                            ------------            -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Capital Gains
  Class A ....................................................................                  (251,344)                      --
  Class C ....................................................................                   (34,346)                      --
                                                                                            ------------            -------------
    Total Distributions to Shareholders ......................................                  (285,690)                      --
                                                                                            ------------            -------------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ................................................................                 2,016,582                9,435,601
  Shares issued as reinvestment of dividends .................................                   239,501                       --
  Shares redeemed ............................................................                (1,224,593)                (670,188)
                                                                                            ------------            -------------
     Net increase in Class A shares ..........................................                 1,031,490                8,765,413
                                                                                            ------------            -------------
CLASS C
  Shares sold ................................................................                   265,744                1,396,190
  Shares issued as reinvestment of dividends .................................                    33,818                       --
  Shares redeemed ............................................................                  (237,168)                (161,264)
                                                                                            ------------            -------------
     Net increase in Class C shares ..........................................                    62,394                1,234,926
                                                                                            ------------            -------------
  Net increase in net assets
     from capital stock transactions .........................................                 1,093,884               10,000,339
                                                                                            ------------            -------------
  Net increase/(decrease) in net assets ......................................                (2,960,804)              10,854,319
                                                                                            ------------            -------------
  NET ASSETS, AT END OF PERIOD ...............................................              $  7,978,515            $  10,939,319
                                                                                            ============            =============
 CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ................................................................                   160,161                  660,241
  Shares issued as reinvestment of dividends .................................                    22,425                       --
  Shares redeemed ............................................................                  (107,554)                 (46,638)
                                                                                            ------------             ------------
     Net increase in Class A shares outstanding ..............................                    75,032                  613,603
                                                                                            ============            =============
CLASS C
  Shares sold ................................................................                    23,246                  104,565
  Shares issued as reinvestment of dividends .................................                     3,392                       --
  Shares redeemed ............................................................                   (22,174)                 (10,985)
                                                                                            ------------            -------------
     Net increase in Class C shares outstanding ..............................                     4,464                   93,580
                                                                                            ============            =============
  Increase in shares outstanding .............................................                    79,496                  707,183
                                                                                            ============            =============

-------------------------
* Investors Capital Twenty Fund SEC effective, October 18, 1999 and commenced operations October 19, 1999.

             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                       INVESTORS CAPITAL
                                                                                                  INTERNET AND TECHNOLOGY FUND
                                                                                     -----------------------------------------------
                                                                                     FOR THE SIX MONTHS ENDED
                                                                                           MARCH 31, 2001       FOR THE PERIOD ENDED
                                                                                             (UNAUDITED)         SEPTEMBER 30, 2000*
                                                                                     ------------------------   --------------------
NET ASSETS, AT BEGINNING OF PERIOD ...........................................              $  1,844,323             $      15,000
INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ........................................................                   (22,013)                  (50,290)
  Net realized loss on investments sold ......................................                (1,025,641)                 (334,080)
  Net change in unrealized appreciation/
     (depreciation) on investments ...........................................                  (266,654)                  249,720
                                                                                            ------------             -------------
  Net decrease in net assets
     resulting from operations ...............................................                (1,314,308)                 (134,650)
                                                                                            ------------             -------------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ................................................................                   123,463                 2,075,663
  Shares redeemed ............................................................                  (123,667)                 (300,665)
                                                                                            ------------             -------------
     Net increase/(decrease) in Class A shares ...............................                      (204)                1,774,998
                                                                                            ------------             -------------
CLASS C
  Shares sold ................................................................                     7,500                   206,543
  Shares redeemed ............................................................                    (9,929)                  (17,568)
                                                                                            ------------             -------------
     Net increase /(decrease) in Class C shares ..............................                    (2,429)                  188,975
                                                                                            ------------             -------------
  Net increase/(decrease) in net assets
     from capital stock transactions .........................................                    (2,633)                1,963,973
                                                                                            ------------             -------------
  Net increase/(decrease) in net assets ......................................                (1,316,941)                1,829,323
                                                                                            ------------             -------------
  NET ASSETS, AT END OF PERIOD ...............................................              $    527,382             $   1,844,323
                                                                                            ============             =============
CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ................................................................                    24,980                   186,646
  Shares redeemed ............................................................                   (27,855)                  (28,056)
                                                                                            ------------             -------------
  Net increase/(decrease) in Class A shares outstanding ......................                    (2,875)                  158,590
                                                                                            ============             =============
CLASS C
  Shares sold ................................................................                     1,236                    17,359
  Shares redeemed ............................................................                    (2,574)                     (792)
                                                                                            ------------             -------------
     Net increase/(decrease) in Class C
       shares outstanding ....................................................                    (1,338)                   16,567
                                                                                            ============             =============
  Increase/(decrease) in shares outstanding ..................................                    (4,213)                  175,157
                                                                                            ============             =============

-----------
* Investors Capital Internet and Technology Fund SEC effective, October 18, 1999 and commenced operations November 18, 1999.


             Please see accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS -- For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                                       INVESTORS CAPITAL TWENTY FUND
                                                                       ----------------------------------------------------------
                                                                       FOR THE SIX MONTHS ENDED
                                                                             MARCH 31, 2001                FOR THE PERIOD ENDED
                                                                               (UNAUDITED)                 SEPTEMBER 30, 2000(a)
                                                                       -------------------------        ------------------------
                                                                       CLASS A           CLASS C        CLASS A          CLASS C
                                                                       -------           -------        -------          -------
Net Asset Value, beginning of period .......................           $ 15.41           $ 14.44        $ 10.00          $ 10.00
                                                                       -------           -------        -------          -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (d) ....................................             (0.22)            (0.28)         (0.65)           (0.74)
Net realized and unrealized gain/(loss)
   on investments (d) ......................................             (4.71)            (4.37)          6.06             5.18
                                                                       -------           -------        -------          -------
Total from Investment Operations ...........................             (4.93)            (4.65)          5.41             4.44
                                                                       -------           -------        -------          -------

DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains .........................................             (0.36)            (0.36)            --               --
                                                                       -------           -------        -------          -------
Total Distributions ........................................             (0.36)            (0.36)            --               --
                                                                       -------           -------        -------          -------
Net Asset Value, end of period .............................           $ 10.12           $  9.43        $ 15.41          $ 14.44
                                                                       =======           =======        =======          =======
Total Return (e) ...........................................            (32.11)%          (32.33)%        54.10%(c)        44.40%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...........................            $7,054            $  925         $9,587           $1,352
Ratios to average net assets:
Net investment loss (b) ....................................             (3.87)%           (4.62)%        (4.64)%          (4.98)%
Operating expenses (b) .....................................              4.56%             5.31%          5.00%            5.34%

Operating expenses excluding
   reimbursement (b) .......................................              4.56%             5.31%          7.07%            7.82%
Net investment income excluding
   reimbursements (b) ......................................             (3.87)%           (4.62)%        (6.71)%          (7.46)%
Portfolio Turnover Rate ....................................               406%              406%           606%             606%

-------------------------

(a) The Investors Capital Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999
       Class C commenced operations on October 29, 1999
(b)  Annualized.
(c)  Total return from Inception.
(d)  Based on weighted average share method.
(e)  Not annualized.

             Please see accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS -- For a share outstanding throughout the period
------------------------------------------------------------------------

                                                                                             INVESTORS CAPITAL
                                                                                        INTERNET AND TECHNOLOGY FUND
                                                                       ----------------------------------------------------------
                                                                       FOR THE SIX MONTHS ENDED
                                                                             MARCH 31, 2001                FOR THE PERIOD ENDED
                                                                               (UNAUDITED)                 SEPTEMBER 30, 2000(a)
                                                                       -------------------------        ------------------------
                                                                       CLASS A           CLASS C        CLASS A          CLASS C
                                                                       -------           -------        -------          -------
Net Asset Value, beginning of period ...............................   $ 10.42           $ 10.61        $ 10.00          $ 10.00
                                                                       -------           -------        -------          -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (d) ............................................     (0.12)            (0.14)         (0.38)           (0.45)
Net realized and unrealized
   gain/(loss) on investments (d) ..................................     (7.25)            (7.37)          0.80             1.06
                                                                       -------           -------        -------          -------
Total from Investment Operations ...................................     (7.37)            (7.51)          0.42             0.61
                                                                       -------           -------        -------          -------
Net Asset Value, end of period .....................................   $  3.05           $  3.10        $ 10.42          $ 10.61
                                                                       =======           =======        =======          =======
Total Return (e) ...................................................    (70.73)%          (70.78)%         4.20%(c)         6.10%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...................................   $   480           $    47        $ 1,668          $   176
Ratios to average net assets:
Net investment loss (b) ............................................    (18.75)%          (19.50)%        (4.24)%          (4.60)%
Operating expenses (b) .............................................      5.00%             5.75%          5.00%            5.36%

Operating expenses excluding
   reimbursement (b) ...............................................     19.40%            20.15%         17.64%           18.39%
Net investment income excluding
   reimbursements (b) ..............................................    (33.15)%          (33.90)%       (16.88)%         (17.63)%
Portfolio Turnover Rate ............................................       899%              899%           835%             835%

-------------------------

(a)  The Investors Capital Internet and Technology Fund SEC effective, October 18, 1999.
       Class A commenced operations on November 18, 1999
       Class C commenced operations on November 19, 1999
(b)  Annualized.
(c)  Total return from Inception.
(d)  Based on weighted average share method.
(e)  Not annualized.

             Please see accompanying notes to financial statements.

INVESTORS CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS                         March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Investors Capital Funds (the "TRUST") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT"), as a non-diversified open-end management investment company. The Trust currently consists of two non-diversified series: the Investors Capital Twenty Fund and the Investors Capital Internet and Technology Fund (each a "Fund" and collectively, the "Funds").

    On October 8, 1999 the Fund sold 10,000 Class A shares of the Investors Capital Twenty Fund at $10.00 per share to Eastern Point Advisors, Inc., the Fund's Investment Advisor. Between October 8, 1999 and the respective dates of commencement of operations of each class of the Funds, the Trust had no other activities than those relating to organizational matters. On November 18, 1999, 1,500 of these initial shares were exchanged for 1,500 shares of the Investors Capital Internet and Technology Fund.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.


(2) SIGNIFICANT ACCOUNTING POLICIES

    The Funds seek long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Investors Capital Twenty Fund normally concentrates its investments in a core group of 20-30 common stocks. The Investors Capital Internet and Technology Fund seeks long term growth of capital through investments in a portfolio of Internet, Internet-related and technology common stocks. Due to the inherent risk in any investment program, the Funds cannot ensure that the investment objectives will be realized.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS             March 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

     A. SECURITIES VALUATION:
        The Funds determine their net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the mean of the last bid and asked price is used. Securities traded over-the-counter are priced at the last available bid price. The Funds may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of true market value.


     B. SECURITIES TRANSACTIONS AND RELATED INCOME:
        Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.


     C. DISTRIBUTIONS TO SHAREHOLDERS:
        The Funds will distribute substantially all net investment income and long term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.


(3) INVESTMENT ADVISOR

    Eastern Point Advisors, Inc. serves as the Funds' advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point shall have full discretion to manage the assets of the Funds in accordance with their investment objective. As compensation for its services Eastern Point receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of each of the Funds' average daily net assets.

NOTES TO FINANCIAL STATEMENTS             March 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

    Eastern Point has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that each Fund's annual operating expenses will not exceed 5.00% of the Fund's average daily net assets. This waiver may be terminated by Eastern Point at any time. Effective June 1, 2000, the Advisor voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses so that total operating expenses of each Fund do not exceed 5.00% for Class A shares and 5.75% for Class C shares.

    For the six months ended March 31, 2001, the advisor reimbursed expenses as follows:

    Investors Capital Twenty Fund                    $     0
    Investors Capital Internet and Technology Fund   $72,159

    Eastern Point Advisors, Inc., has agreed to bear all of the costs incurred in connection with the organization of the Funds.


(4) ADMINISTRATOR

    PFPC Inc. ("PFPC") (the "ADMINISTRATOR") serves as the Funds' administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Funds with office space and personnel to assist the Funds in managing daily business affairs.


(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "DISTRIBUTOR") serves as the Funds' principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

NOTES TO FINANCIAL STATEMENTS             March 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

    CLASS C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things, for assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers; receiving and answering correspondence; and aiding in maintaining the investment of the Fund's Class C shareholders.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.


     A. BROKER COMMISSIONS
        The Funds intend to place substantially all of their securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. The Advisor may also use non-affiliated brokers to execute portfolio transactions on behalf of the Funds. Investors Capital Corporation provided brokerage services to the Funds. For the six months ended March 31, 2001 Investors Capital Twenty Fund and Investors Capital Internet and Technology Fund incurred $36,170 and $17,979, respectively, in brokerage commissions with Investors Capital Corporation.

        During the six months ended March 31, 2001, Investors Capital Corp., Inc. received underwriting fees of $11,073 and also retained dealer's commission of $74,066 in connection with the sale of the Funds' capital shares.

NOTES TO FINANCIAL STATEMENTS             March 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

    Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(6) SECURITIES TRANSACTIONS

    For the six months ended March 31, 2001, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                                      PURCHASES         SALES
                                                     -----------     -----------
    Investors Capital Twenty Fund                    $38,862,235     $38,113,861
    Investors Capital Internet and Technology Fund   $ 7,892,493     $ 7,926,690

    The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at March 31, 2001 for each Fund is as follows:

                                           UNREALIZED    UNREALIZED
                                          APPRECIATION (DEPRECIATION)    NET
                                          ------------  ------------  ---------
    Investors Capital Twenty Fund          $148,385     $(419,344)    $(270,959)
    Investors Capital Internet and
      Technology Fund                      $ 16,602     $ (33,536)    $ (16,934)

(7) CAPITAL LOSS CARRYFORWARD

    As of September 30, 2000, the Investors Capital Internet and Technology Fund had capital loss carryforwards of $334,080, expiring in 2008.

(8) SUBSEQUENT EVENT

    In a recent decision the Board of Trustees voted to liquidate the Investors Capital Internet and Technology Fund as of May 31, 2001. The Board determined that because of the small asset size of the Fund and the costs involved, it was in the best interests of the shareholders to cease operations. Sales of new shares have been discontinued as of April 23, 2001.

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[GRAPHIC OMITTED OF INVESTORS CAPITAL FUNDS LOGO.]



                         BOARD OF TRUSTEES AND OFFICERS

Theodore E. Charles,                                      Robert T. Martin,
President                                                 Trustee

Timothy B. Murphy,                                        John S. Rando,
Treasurer                                                 Trustee

C. David Weller,                                          Arthur E. Stickney,
Secretary                                                 Trustee
Legal Counsel

------------------------------------------------------------------------------

                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

      CUSTODIAN                                             AUDITOR
The Bank of New York                           Briggs, Bunting & Dougherty, LLP
    1 Wall Street                                    2121 Two Logan Square
 New York, NY 10286                               Philadelphia, PA 19103-4901

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Investors Capital Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------
A01SAR3/01